Schedule of Investments (unaudited)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.9%
Black Belt Energy Gas District, RB, 4.00%, 10/01/52(a)	$2,925	$ 2,916,427
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	4,580	4,901,932
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,210,218
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	5,290	5,237,723
Series A-1, 5.50%, 01/01/53	1,960	2,077,914
		16,344,214
Arizona — 2.9%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	203,759
Series A, 5.00%, 07/01/49	210	184,991
Series A, 5.00%, 07/01/54	165	142,218
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,111,983
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,740	1,917,916
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	85,103
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,825	1,687,427
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	350	315,427
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58(b)	620	621,807
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	820	830,098
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	1,054,356
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	5,930,614
5.00%, 12/01/37	2,000	2,121,779
		16,207,478
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,920	1,864,996
AMT, 4.75%, 09/01/49(b)	1,175	1,145,312
AMT, Sustainability Bonds, 5.70%, 05/01/53	975	997,081
		4,007,389
California — 4.6%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	350	339,566
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,688,325
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	855	838,871
California Health Facilities Financing Authority, Refunding RB, Sustainability Bonds, 5.00%, 08/01/55	1,500	1,456,189
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	675,230
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	205	205,257
Series A, 5.25%, 08/15/49	510	510,796
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,130	2,129,846
Security	Par (000)	Value
California (continued)
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	$1,700	$ 1,702,275
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	4,265	4,504,947
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	1,265	1,322,244
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 4.00%, 12/01/56	355	258,658
Series A, Sustainability Bonds, 4.00%, 06/01/58	780	557,624
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	2,405	2,442,780
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	2,137,034
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,246,781
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,124,595
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	833,844
		25,974,862
Colorado — 1.4%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	234,636
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,177,619
Series D, AMT, 5.75%, 11/15/45	1,315	1,453,444
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/38(c)	1,835	983,670
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	595	659,196
5.50%, 11/01/47	370	405,782
5.25%, 11/01/52	920	975,752
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	495	513,482
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,333,454
		7,737,035
District of Columbia — 5.5%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	2,590	2,802,176
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	11,165	11,500,909
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,525	2,536,838
District of Columbia, TA, 5.13%, 06/01/41	540	540,554
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	5,280	5,569,685
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	5,985	5,421,191
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, Sustainability Bonds, 4.00%, 07/15/46	1,310	1,229,865
Series A, Sustainability Bonds, 4.13%, 07/15/47	1,285	1,246,423
		30,847,641
Florida — 5.3%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,460	2,556,888
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	$190	$ 166,711
Series A, 5.50%, 06/01/57	100	90,616
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	180	179,973
5.00%, 05/01/48	530	502,299
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	2,920	3,273,301
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/45(c)	6,275	2,162,738
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	2,230	2,290,149
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	1,455	1,524,718
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	5,330	5,615,510
(AGM), 5.75%, 09/01/54	955	1,055,418
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	5,675	4,953,695
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)	750	716,215
Series A, 5.00%, 06/15/56	115	108,237
AMT, 5.00%, 05/01/29(b)	180	179,618
Florida Development Finance Corp., Refunding RB(b)
5.00%, 09/15/50	105	90,544
AMT, 07/15/32(a)(d)	1,880	1,940,205
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	180,677
5.38%, 05/01/47	185	185,005
6.30%, 05/01/54	475	501,536
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	15	15,014
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	235,600
4.00%, 05/01/50	260	208,534
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	1,670	1,118,935
		29,852,136
Georgia — 2.8%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	435	408,291
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	325	341,424
Series A, 5.00%, 05/15/49	7,195	7,397,287
Series B, 5.00%, 12/01/52(a)	5,000	5,188,126
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	1,870	1,924,462
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/51	520	456,036
		15,715,626
Hawaii — 0.2%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	250,077
AMT, 5.25%, 08/01/26	810	810,243
		1,060,320
Security	Par (000)	Value
Idaho — 0.6%
Idaho Housing & Finance Association, RB, 5.50%, 05/01/52	$1,250	$ 1,296,677
Idaho Housing & Finance Association, Refunding RB
4.00%, 05/01/42	1,400	1,300,816
4.00%, 05/01/52	1,095	918,261
		3,515,754
Illinois — 9.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,035	1,095,720
Series A, 5.00%, 12/01/40	535	544,405
Series A, 5.00%, 12/01/47	100	99,221
Series C, 5.25%, 12/01/35	2,790	2,790,068
Series D, 5.00%, 12/01/46	3,605	3,598,643
Series H, 5.00%, 12/01/36	495	502,682
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/27	1,600	1,655,657
Series D, 5.00%, 12/01/31	150	154,103
Series G, 5.00%, 12/01/34	710	729,214
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	2,565	2,716,275
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	1,385	1,396,206
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/48	2,665	2,862,027
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	5,125	5,478,555
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	480	480,454
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	3,920	3,692,103
Series C, 4.00%, 02/15/41	1,405	1,331,237
Series C, 5.00%, 02/15/41	1,600	1,631,361
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	3,485	3,714,631
Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	1,870	2,011,646
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	2,745	2,768,959
Series A, 5.50%, 06/15/53	280	283,832
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(c)	2,165	406,733
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	1,680	1,520,170
Series B, (AGM), 0.00%, 06/15/44(c)	8,680	3,392,562
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(c)	3,020	598,656
State of Illinois, GO
5.25%, 02/01/31	730	731,767
5.25%, 02/01/32	2,500	2,502,507
5.00%, 02/01/39	1,640	1,639,915
Series B, 5.25%, 05/01/43	1,115	1,176,392
Series D, 5.00%, 11/01/28	505	527,583
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	187,999
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,360	1,360,154
		53,581,437

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana — 1.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	$1,090	$ 1,090,540
AMT, 7.00%, 01/01/44	4,625	4,627,042
		5,717,582
Iowa — 0.5%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	2,735	2,482,909
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	225	220,161
		2,703,070
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	376,991
Kentucky — 2.5%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,115	1,141,082
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(c)	5,000	4,920,337
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,085	5,998,298
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(g)	1,655	1,871,865
		13,931,582
Louisiana — 1.0%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,000	1,000,837
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,705	2,804,904
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	995	999,900
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	780	780,589
		5,586,230
Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	129,439
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	1,550	1,594,433
		1,723,872
Massachusetts — 2.0%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,810	1,936,658
Series C, 5.00%, 10/01/52	1,875	1,987,244
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,555	4,463,805
Massachusetts Development Finance Agency, Refunding RB
5.00%, 01/01/41	525	525,759
5.00%, 01/01/45	375	372,314
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	645	611,601
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,220	1,265,204
		11,162,585
Michigan — 2.9%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,009
Security	Par (000)	Value
Michigan (continued)
City of Lansing Michigan, Refunding GO, Series B, (AGM), 5.00%, 06/01/48	$3,450	$ 3,626,059
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	5,195	5,662,656
Michigan Finance Authority, RB, 4.00%, 02/15/50	5,250	4,799,241
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	555	514,424
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,680	1,655,861
		16,263,250
Minnesota — 2.2%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,685	5,190,120
Series A, 5.25%, 02/15/53	615	625,085
Series A, 5.25%, 02/15/58	3,050	3,100,110
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,495	1,552,843
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	2,105	2,228,371
		12,696,529
Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,192,358
Missouri — 1.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 07/01/46	1,830	1,730,429
Series C, 4.00%, 11/15/49	3,455	3,152,518
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,435	3,511,746
St Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	491,801
		8,886,494
New Hampshire(b) — 0.4%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	1,350	1,203,365
Series C, AMT, 4.88%, 11/01/42	1,260	1,133,923
		2,337,288
New Jersey — 11.5%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,390	2,404,385
5.25%, 11/01/44	2,250	2,258,579
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	645	7,966
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(h)	1,375	1,499,732
5.00%, 06/15/43	2,335	2,427,092
Series EEE, 5.00%, 06/15/48	6,405	6,601,087
AMT, (AGM), 5.00%, 01/01/31	530	530,202
AMT, 5.38%, 01/01/43	1,500	1,500,690
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,570	1,576,144
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(h)	775	819,763
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	5,254	5,263,552
5.75%, 04/01/31	705	642,054
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	$4,980	$ 4,616,998
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,596,925
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	514,634
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	1,145	1,204,490
5.00%, 06/15/46	4,980	5,145,375
Series AA, 5.00%, 06/15/45	415	417,974
Series AA, 4.00%, 06/15/50	1,730	1,600,478
Series BB, 5.00%, 06/15/46	3,465	3,688,248
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	7,330	7,431,880
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,385	5,760,791
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	275	281,105
Series A, 5.25%, 06/01/46	4,140	4,282,382
Sub-Series B, 5.00%, 06/01/46	2,955	2,982,335
		65,054,861
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	91,767
New York — 15.6%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	509,255
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,550	1,453,942
Series B, 5.25%, 10/01/39	1,030	1,154,480
Series B, 5.25%, 10/01/40	790	880,758
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/39	910	911,610
Series C, 4.00%, 11/15/33	90	90,000
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/25	100	102,044
Series C-1, Sustainability Bonds, 5.00%, 11/15/26	65	67,553
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	6,795	6,945,748
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	575	592,436
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,603,693
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	1,080	1,171,216
Sub-Series CC-1, 5.25%, 06/15/54	1,075	1,176,224
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	7,250	7,222,268
Series DD, 4.13%, 06/15/47	3,430	3,390,328
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	2,126,990
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,374,594
Series F-1, Subordinate, 5.00%, 02/01/47	3,260	3,454,724
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,200	3,200,649
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	$4,910	$ 4,913,067
Class 2, 5.38%, 11/15/40(b)	1,175	1,185,094
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,040	1,468,031
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,270	938,154
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,200	1,168,253
Series A, 4.00%, 03/15/47	3,830	3,654,359
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	4,625	4,330,035
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/45	6,575	6,363,516
4.00%, 03/15/49	2,205	2,064,374
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,050	1,136,350
AMT, 5.00%, 12/01/40	2,250	2,343,543
Series A, AMT, 5.00%, 07/01/46	1,600	1,571,810
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	2,012,249
AMT, 4.00%, 10/31/46	425	357,048
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 4.00%, 11/01/47	380	346,626
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/41	1,150	1,103,511
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	6,526,231
Series A, 5.25%, 05/15/52	900	971,674
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 05/15/47	6,930	7,382,015
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	190	174,201
		88,438,653
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	2,290	2,427,835
North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,063,055
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	915	819,119
Series B-2, Class 2, 5.00%, 06/01/55	3,565	3,231,474
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	435	444,445
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	590	644,334
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	2,415	2,167,302
		7,306,674
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,640	1,665,401

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	$240	$ 228,086
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,375,264
		3,268,751
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	1,445	723,690
Pennsylvania — 3.6%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	535	571,655
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	385	389,119
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	205	206,780
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	3,680	3,674,665
AMT, 5.75%, 06/30/48	1,405	1,520,928
AMT, 5.25%, 06/30/53	2,330	2,414,124
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	472,612
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	3,695	3,504,173
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,990	2,630,230
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,500	2,571,813
Series A, Subordinate, 4.00%, 12/01/46	2,065	1,929,200
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	440	454,410
		20,339,709
Puerto Rico — 4.7%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,596	1,776,807
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,908	5,762,914
Series A-1, Restructured, 5.00%, 07/01/58	11,913	11,859,311
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,157,635
Series B-2, Restructured, 4.78%, 07/01/58	159	154,337
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	12,023	3,746,379
		26,457,383
Rhode Island — 0.0%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	250	230,588
South Carolina — 1.4%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	335	275,256
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/43	2,430	2,474,802
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/48	$3,395	$ 3,435,484
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/51	1,785	1,842,330
		8,027,872
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	445	375,290
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/35	950	1,061,330
Series B, AMT, 5.50%, 07/01/36	795	899,974
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,130	3,286,012
		5,622,606
Texas — 14.5%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	965	962,213
7.88%, 11/01/62	815	814,750
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,980	2,032,274
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	425	412,821
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	5,180	5,468,645
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	595	595,630
City of Houston Texas, Refunding GO, Series A, 5.25%, 03/01/42	470	522,088
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	230,278
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF), 4.13%, 08/15/49	2,595	2,381,126
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	890	870,025
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	3,455	3,686,763
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	1,415	1,340,611
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	2,975	3,187,397
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(h)	2,300	1,115,126
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	6,273,022
Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38	4,750	2,170,283
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	200	214,131
Klein Independent School District, GO, (PSF), 4.00%, 08/01/47	3,455	3,246,940
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	10,540	5,749,699
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	11,750	12,592,922
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	180	162,070
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(h)	$640	$ 322,780
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,610	2,473,588
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	2,110	1,997,315
1st Lien, 5.00%, 10/01/48	1,470	1,572,439
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,280	1,337,515
Series A, 4.00%, 07/01/53	1,435	1,290,382
Series A, 5.00%, 07/01/53	880	913,595
Series B, 5.00%, 07/01/48	4,955	5,057,647
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	83,476
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	3,650	3,704,379
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,110	3,123,216
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/40	500	228,913
0.00%, 08/01/41	2,000	858,705
0.00%, 08/01/42	2,345	944,456
Texas Water Development Board, RB
4.45%, 10/15/36	675	727,711
4.00%, 10/15/45	1,810	1,755,358
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	1,710	1,600,322
		82,020,611
Utah — 1.2%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/48	955	966,722
Series A, AMT, 5.25%, 07/01/48	5,235	5,478,366
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	100	97,065
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	131,371
		6,673,524
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	200	188,691
Virginia — 1.8%
Ballston Quarter Community Development Authority, TA
Series A-1, 5.50%, 03/01/46	416	398,871
Series A-2, 7.13%, 03/01/59(g)	997	746,565
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	938,236
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	2,330	2,268,373
Series G, 5.05%, 11/01/47	1,825	1,868,835
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 12/01/49	4,585	4,205,948
		10,426,828
Security	Par (000)	Value
Washington — 0.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	$1,615	$ 1,630,012
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	2,165	1,912,604
		3,542,616
West Virginia — 0.1%
City of Martinsburg West Virginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	477,443
Wisconsin — 1.9%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	120	97,200
Series A-1, 4.50%, 01/01/35(b)	205	192,639
AMT, 4.00%, 09/30/51	5,615	4,606,950
AMT, 4.00%, 03/31/56	1,835	1,471,748
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	120	96,333
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	3,035,245
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	720	735,289
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	647,538
		10,882,942
Total Municipal Bonds — 111.6% (Cost: $628,182,998)		630,687,822
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 3.6%
Black Belt Energy Gas District, RB
Series B, 5.25%, 12/01/53	12,500	13,334,397
Series C-1, 5.25%, 02/01/53	6,702	7,010,099
		20,344,496
California — 1.9%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	10,000	10,519,693
Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,685	8,226,322
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,361	2,333,849
Florida — 1.3%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	6,910	7,362,961
Michigan — 2.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	12,964	13,191,176
Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,421,086
New York — 7.3%
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(j)	5,540	5,511,181

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	$4,810	$ 4,628,833
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	9,510	10,364,140
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/46	8,820	9,159,196
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,475,216
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.25%, 08/01/47	8,838	9,374,013
		41,512,579
Oregon — 2.2%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, 5.50%, 07/01/48	11,628	12,570,160
Pennsylvania — 3.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	11,111	11,979,167
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/47	7,107	7,734,036
		19,713,203
South Carolina — 0.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	4,842	5,156,890
Wisconsin — 1.0%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing, Series A, 4.10%, 11/01/43	2,658	5,541,969
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.9% (Cost: $150,375,174)		151,894,384
Total Long-Term Investments — 138.5% (Cost: $778,558,172)		782,582,206

	Shares
Short-Term Securities
	Money Market Funds — 5.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(k)(l)	31,970,350	31,973,547
	Total Short-Term Securities — 5.7% (Cost: $31,971,694)	31,973,547
	Total Investments — 144.2% (Cost: $810,529,866)	814,555,753
	Other Assets Less Liabilities — 1.2%	6,864,446
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.6)%	(82,377,165)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.8)%	(174,100,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 564,943,034

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on November 1, 2041, is $2,903,806.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 37,886,667	$ —	$ (5,913,921)(a)	$ 2,337	$ (1,536)	$ 31,973,547	31,970,350	$ 754,789	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 630,687,822	$ —	$ 630,687,822
Municipal Bonds Transferred to Tender Option Bond Trusts	—	151,894,384	—	151,894,384
Short-Term Securities
Money Market Funds	31,973,547	—	—	31,973,547
	$31,973,547	$782,582,206	$—	$814,555,753
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(81,532,044)	$—	$(81,532,044)
VMTP Shares at Liquidation Value	—	(174,100,000)	—	(174,100,000)
	$—	$(255,632,044)	$—	$(255,632,044)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust II (BLE)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
ST	Special Tax
TA	Tax Allocation
Schedule of Investments